PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE (Details - Historical costs) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Property Plant and Equipment carrying amount at cost of revalued assets [Line Items]
Property, plant and equipment, revalued assets, at cost	$ 16,703	$ 15,768
Hydroelectric
Property Plant and Equipment carrying amount at cost of revalued assets [Line Items]
Property, plant and equipment, revalued assets, at cost	12,740	12,761
Wind
Property Plant and Equipment carrying amount at cost of revalued assets [Line Items]
Property, plant and equipment, revalued assets, at cost	3,030	2,688
Other
Property Plant and Equipment carrying amount at cost of revalued assets [Line Items]
Property, plant and equipment, revalued assets, at cost	$ 933	$ 319